Annual Fund Operating Expenses	Apr. 22, 2026
Tradr 2X Short CRML Daily ETF | Tradr 2X Short CRML Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Short LITE Daily ETF | Tradr 2X Short LITE Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Short MARA Daily ETF | Tradr 2X Short MARA Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	1.49%
2X Short ONDS Daily ETF | Tradr 2X Short ONDS Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Short RDW Daily ETF | Tradr 2X Short RDW Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Short SNDK Daily ETF | Tradr 2X Short SNDK Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Short STX Daily ETF | Tradr 2X Short STX Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Short USAR Daily ETF | Tradr 2X Short USAR Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Short UUUU Daily ETF | Tradr 2X Short UUUU Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[9]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Short WDC Daily ETF | Tradr 2X Short WDC Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long ADI Daily ETF | Tradr 2X Long ADI Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[11]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long AXTI Daily ETF | Tradr 2X Long AXTI Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[12]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long CPNG Daily ETF | Tradr 2X Long CPNG Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[13]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long MPWR Daily ETF | Tradr 2X Long MPWR Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[14]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long PDYN Daily ETF | Tradr 2X Long PDYN Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[15]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long SIDU Daily ETF | Tradr 2X Long SIDU Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[16]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long STX Daily ETF | Tradr 2X Long STX Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[17]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long TER Daily ETF | Tradr 2X Long TER Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[18]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long TTMI Daily ETF | Tradr 2X Long TTMI Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[19]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long YSS Daily ETF | Tradr 2X Long YSS Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[20]
Expenses (as a percentage of Assets)	1.49%

[1]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[2]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[3]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[4]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[5]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[6]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[7]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[8]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[9]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[10]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[11]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[12]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[13]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[14]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[15]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[16]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[17]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[18]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[19]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[20]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.